Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information
Segment Information

6. Segment Information

        The Company's reportable segments consist of (i) specialty hospitals and (ii) outpatient rehabilitation. Other activities include the Company's corporate services and certain other non-consolidating joint ventures and minority investments in other healthcare related businesses. The outpatient rehabilitation reportable segment has two operating segments: outpatient rehabilitation clinics and contract therapy. These operating segments are aggregated for reporting purposes as they have common economic characteristics and provide a similar service to a similar patient base. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance of the segments based on Adjusted EBITDA. Adjusted EBITDA is defined as net income before interest, income taxes, depreciation and amortization, gain (loss) on early retirement of debt, stock compensation expense, equity in earnings (losses) of unconsolidated subsidiaries and other income (expense).

        The following tables summarize selected financial data for the Company's reportable segments.

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$557,130	$193,050	$13	$750,193
Adjusted EBITDA	102,166	25,837	(17,724)	110,279
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	12,631	2,922	630	16,183

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$559,386	$197,080	$207	$756,673
Adjusted EBITDA	96,393	26,054	(16,489)	105,958
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	10,203	2,999	761	13,963

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,110,168	$383,949	$97	$1,494,214
Adjusted EBITDA	202,120	48,315	(31,092)	219,343
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	19,682	6,713	1,539	27,934

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,117,137	$389,181	$310	$1,506,628
Adjusted EBITDA	189,740	48,887	(32,588)	206,039
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	21,100	5,844	1,018	27,962

        A reconciliation of Adjusted EBITDA to income before income taxes is as follows:

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$102,166	$25,837	$(17,724)
Depreciation and amortization	(11,479)	(3,232)	(717)
Stock compensation expense	—	—	(1,338)

Income (loss) from operations	$90,687	$22,605	$(19,779)	$93,513
Equity in earnings of unconsolidated subsidiaries				2,752
Interest expense				(20,957)

Income before income taxes				$75,308

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$96,393	$26,054	$(16,489)
Depreciation and amortization	(11,932)	(3,001)	(974)
Stock compensation expense	—	—	(1,788)

Income (loss) from operations	$84,461	$23,053	$(19,251)	$88,263
Equity in earnings of unconsolidated subsidiaries				568
Loss on early retirement of debt				(17,280)
Interest expense				(21,904)

Income before income taxes				$49,647

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$202,120	$48,315	$(31,092)
Depreciation and amortization	(23,322)	(6,882)	(1,423)
Stock compensation expense	—	—	(2,599)

Income (loss) from operations	$178,798	$41,433	$(35,114)	$185,117
Equity in earnings of unconsolidated subsidiaries				5,217
Interest expense				(42,207)

Income before income taxes				$148,127

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$189,740	$48,887	$(32,588)
Depreciation and amortization	(23,794)	(5,970)	(1,945)
Stock compensation expense	—	—	(3,537)

Income (loss) from operations	$165,946	$42,917	$(38,070)	$170,793
Equity in earnings of unconsolidated subsidiaries				1,626
Loss on early retirement of debt				(17,788)
Interest expense				(42,952)

Income before income taxes				$111,679

10. Segment Information

        The Company's reportable segments consist of (i) specialty hospitals and (ii) outpatient rehabilitation. Other activities include our corporate services and certain other non-consolidating joint ventures and minority investments in other healthcare related businesses. The outpatient rehabilitation reportable segment has two operating segments: outpatient rehabilitation clinics and contract therapy. These operating segments are aggregated for reporting purposes as they have common economic characteristics and provide a similar service to a similar patient base. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance of the segments based on Adjusted EBITDA. Adjusted EBITDA is defined as net income before interest, income taxes, depreciation and amortization, gain (loss) on early retirement of debt, stock compensation expense, equity in earnings (losses) of unconsolidated subsidiaries and other income (expense).

        The following table summarizes selected financial data for the Company's reportable segments:

	Year Ended December 31, 2010
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$1,702,165	$688,017	$108	$2,390,290
Adjusted EBITDA	284,558	83,772	(61,251)	307,079
Total assets(1)	2,162,726	481,828	75,018	2,719,572
Capital expenditures	39,237	9,449	3,075	51,761

	Year Ended December 31, 2011
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,095,519	$708,867	$121	$2,804,507
Adjusted EBITDA	362,334	83,864	(60,237)	385,961
Total assets(1)	2,187,767	429,503	153,468	2,770,738
Capital expenditures	30,464	12,135	3,417	46,016

	Year Ended December 31, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,197,529	$751,317	$123	$2,948,969
Adjusted EBITDA	381,354	87,024	(62,531)	405,847
Total assets(1)	2,143,906	434,834	181,573	2,760,313
Capital expenditures	50,005	13,209	4,971	68,185
(1)
The specialty hospital segment includes $11.3 million, $2.7 million and $2.7 million in real estate assets held for sale on December 31, 2010, 2011 and 2012, respectively.

        A reconciliation of Adjusted EBITDA to income before income taxes is as follows:

	Year Ended December 31, 2010
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$284,558	$83,772	$(61,251)
Depreciation and amortization	(45,116)	(20,444)	(3,146)
Stock compensation expense	—	—	(2,236)

Income (loss) from operations	$239,442	$63,328	$(66,633)	$236,137
Equity in losses of unconsolidated subsidiaries				(440)
Other income				632
Interest expense, net				(84,472)

Income before income taxes				$151,857

	Year Ended December 31, 2011
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$362,334	$83,864	$(60,237)
Depreciation and amortization	(50,629)	(16,487)	(4,401)
Stock compensation expense	—	—	(3,725)

Income (loss) from operations	$311,705	$67,377	$(68,363)	$310,719
Loss on early retirement of debt				(20,385)
Equity in earnings of unconsolidated subsidiaries				2,923
Interest expense, net				(80,910)

Income before income taxes				$212,347

	Year Ended December 31, 2012
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$381,354	$87,024	$(62,531)
Depreciation and amortization	(46,836)	(13,208)	(3,267)
Stock compensation expense	—	—	(5,677)

Income (loss) from operations	$334,518	$73,816	$(71,475)	$336,859
Loss on early retirement of debt				(6,064)
Equity in earnings of unconsolidated subsidiaries				7,705
Interest expense, net				(83,759)

Income before income taxes				$254,741